Accounts and Other Receivables and Contract Assets - Summary of Loss Allowances For Certain Receivables Including Ageing (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of loss allowances for certain receivables including ageing details [Line Items]
Expected credit loss rate	13.23%	12.15%
Receivables from core retail credit and enablement service	¥ 1,564,189	¥ 3,736,176
Receivables from other technology platform-based service	181,602	508,202
Receivables from referral arrangements	51,724	586,461
Receivables from guarantee arrangements	273,838	430,908
Loss allowance	¥ (274,012)	¥ (639,501)
Current [member]
Disclosure of loss allowances for certain receivables including ageing details [Line Items]
Expected credit loss rate	1.20%	3.11%
Receivables from core retail credit and enablement service	¥ 1,363,507	¥ 3,315,385
Receivables from other technology platform-based service	181,602	508,202
Receivables from referral arrangements	51,724	586,461
Receivables from guarantee arrangements	192,888	321,228
Loss allowance	¥ (21,505)	¥ (147,337)
Later than one day and not later than three months [member]
Disclosure of loss allowances for certain receivables including ageing details [Line Items]
Expected credit loss rate	78.28%	92.34%
Receivables from core retail credit and enablement service	¥ 83,450	¥ 176,470
Receivables from other technology platform-based service	0	0
Receivables from referral arrangements	0	0
Receivables from guarantee arrangements	36,807	52,191
Loss allowance	¥ (94,142)	¥ (211,145)
Later than three months and not later than six months [member]
Disclosure of loss allowances for certain receivables including ageing details [Line Items]
Expected credit loss rate	98.13%	93.11%
Receivables from core retail credit and enablement service	¥ 117,232	¥ 244,321
Receivables from other technology platform-based service	0	0
Receivables from referral arrangements	0	0
Receivables from guarantee arrangements	44,143	57,489
Loss allowance	¥ (158,365)	¥ (281,019)